TAX EXPENSE (Details) - Schedule of Income Tax Charges - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]
Schedule of Income Tax Charges [Abstract]
Tax (expense) credit attributable to policyholders	£ (148)	£ 14	£ (82)
Shareholder tax expense	(1,239)	(1,468)	(1,544)
Tax expense	£ (1,387)	£ (1,454)	£ (1,626)

[1]	Restated, see note 1.